Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Cash flows provided by operating activities:
Net loss	$ (49,266)	$ 12,868	$ (46,493)	$ (35,295)	$ (51,157)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and Amortization	456	423	1,193	817	1,152
Amortization of intangible assets	30,617	2,042	43,517	43,498	58,429
Amortization of deferred contract costs	189	824	3,195	1,038	1,671
Equity-based compensation	744	5,807	4,338	1,330	1,747
Noncash paid in kind interest expense	3,041			7,371	7,371
Amortization of debt issuance costs	1,082		1,522	1,541	2,061
Provision for doubtful accounts receivable	333		76	579	895
Loss on extinguishment of debt			9,843
Changes in fair value of contingent consideration			3,169		2,636
Changes in operating assets and liabilities:
Accounts receivable	(12,494)	3,872	5,179	3,936	(8,294)
Prepaid expenses and other current assets	39	(203)	(561)	(39)	(709)
Deferred contract costs	(3,075)	(2,239)	(9,043)	(4,341)	(7,685)
Accounts payable, accrued expenses and other current liabilities	7,396	557	(3,965)	(7,283)	2,996
Deferred revenue	13,805	4,776	9,023	1,392	12,104
Net cash provided by operating activities	(7,133)	28,727	20,993	14,544	23,217
Cash flows used in investing activities:
Purchases of property, equipment, and other assets	(1,171)	(729)	(5,662)	(1,061)	(1,395)
Cash paid for acquisitions, net of cash acquired	(1,108,197)	(29,831)		(6,935)	(22,467)
Net cash used in investing activities	(1,109,368)	(30,560)	(5,662)	(7,996)	(23,862)
Cash flows provided by (used in) financing activities:
Proceeds from Term Loan	450,000		275,000
Proceeds from Delayed Draw Term Loan					18,000
Repayments of term loans	(1,125)		(472,742)	(3,375)	(4,545)
Proceeds from revolving credit facility				25,000	25,000
Payment of contingent consideration			(1,500)
Repayments on Revolving Line of Credit					(25,000)
Payment of debt issuance costs	(14,255)		(3,511)		(225)
Proceeds from equity offering, net of underwriting discounts			452,812
Repurchase of outstanding equity / Definitive OpCo units			(92,812)
Payments of IPO issuance costs			(5,913)
Member contributions	696,991		5,500		6,365
Member distributions	(6,492)	(468)	(7,139)	(2,109)	(2,940)
Net cash provided by financing activities	1,125,119	(468)	149,695	19,516	16,655
Net increase in cash and cash equivalents	8,618	(2,301)	165,026	26,064	16,010
Effect of exchange rate changes on cash and cash equivalents			(48)		146
Cash and cash equivalents, beginning of period	17,058	19,359	24,774	8,618	8,618
Cash and cash equivalents, end of period	8,618	17,058	189,752	34,682	24,774
Cash paid during the year for:
Cash paid for interest	9,939	277	27,587	$ 23,043	25,958
Cash paid for income taxes	0	60	13		0
Supplemental disclosure of non-cash investing activities:
Accrued purchases of data	0	0			3,389
Net decrease in accrued capital expenditures, including purchases of data			(3,020)
Supplemental disclosure of non-cash financing activities:
Increase in unpaid public offering costs			$ 5,481
Acquisitions:
Net assets acquired, net of cash acquired	1,689,395	29,831			43,571
Capital contribution	(574,263)	0			(25,439)
Contingent consideration	0	0			(2,600)
Consideration paid to former members included in accrued expenses	(6,935)	0			6,935
Net cash paid	$ 1,108,197	$ 29,831			$ 22,467